Registration No. 2-30070
                                                    Registration No. 811-1705
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    | |


           Pre-Effective Amendment No.                                     | |
                                       ----
                                                                           |X|

           Post-Effective Amendment No.  61
                                       ----

                                     AND/OR



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            | |



                                                                           |X|
           Amendment No.  63
                         ----

                        (Check appropriate box or boxes)
                        --------------------------------


                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------


            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------



                                  MARY P. BREEN
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                            PETER E. PANARITES, ESQ.
                         Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036
                        ---------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):


| |     Immediately upon filing pursuant to paragraph (b) of Rule 485.


| |     On May 1, 1998 pursuant to paragraph (b) of Rule 485.



|X|     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 61 ("PEA") to the Form N-4 Registration Statement No. 2-30070 ("Registration Statement") of The Equitable Life Assurance Society of the United States and its Separate Account A is being filed solely for the purpose of including in the Registration Statement new ROTH Advantage IRA and TSA Advantage Supplements ("Supplements") and related exhibits, including certain standard Roth IRA exhibits. The Supplements relate to the prospectus dated May 1, 1998 previously filed in the Registration Statement. The PEA does not amend or delete any other part of the Registration Statement except as specifically noted herein.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



                         SUPPLEMENT DATED JULY ___, 1998
                                       TO
                             EQUI-VEST(R) PROSPECTUS



                                DATED MAY 1, 1998


                                 ROTH ADVANTAGE(SM)


This supplement modifies certain information contained in the prospectus dated May 1, 1998 ("Prospectus") as it relates to EQUI-VEST Roth Advantage Contracts offered by The Equitable Life Assurance Society of the United States. Capitalized terms have the same meaning as in the Prospectus.

EQUI-VEST ROTH ADVANTAGE CONTRACT (ROTH ADVANTAGE)

EQUI-VEST Roth Advantage is designed to qualify as a Roth individual retirement annuity under Sections 408A and 408(b) of the Code. Your interest in the Roth Advantage cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the benefits or payments.

EQUI-VEST Roth Advantage is offered on the same basis and under the same terms and conditions described in the Prospectus as applicable to the EQUI-VEST Roth IRA, except that for EQUI-VEST Roth Advantage the daily charge applied to the investment funds and the circumstances under which the Contingent Withdrawal Charge is waived or modified are as follows:

THE FOLLOWING TABLE AND EXAMPLES ARE ADDED AFTER "EQUI-VEST:  SERIES 300 AND 400
- ACCUMULATION UNIT VALUES" ON PAGE 23 OF THE PROSPECTUS.

TABLE 5: EQUI-VEST ROTH ADVANTAGE

Description of Expenses

CONTRACT OWNER TRANSACTION EXPENSES
   SALES LOAD ON PURCHASES ................................................................   NONE
   MAXIMUM CONTINGENT WITHDRAWAL CHARGE (1) ...............................................   6%
   MAXIMUM/CURRENT ANNUAL ADMINISTRATIVE CHARGE (2) .......................................   $65/30
   MAXIMUM/CURRENT THIRD PARTY TRANSFER OR EXCHANGE FEE (3) ...............................   $65/25 PER OCCURRENCE

SEPARATE ACCOUNT ANNUAL EXPENSES
   Mortality and Expense Risk Fees (including Death Benefit Charges).......................    1.20%
   Other Expenses .........................................................................     .25%
                                                                                              ========
     Total Separate Account Annual Expenses (4)............................................    1.45%
                                                                                              ========

-------------------------------------------------------------------------------------------------------------------------------
                                                       ALLIANCE
                                           ALLIANCE  INTERMEDIATE   ALLIANCE                ALLIANCE     ALLIANCE   ALLIANCE
                                            MONEY     GOVERNMENT    QUALITY     ALLIANCE     GROWTH       EQUITY     COMMON
                                            MARKET    SECURITIES      BOND     HIGH YIELD   & INCOME      INDEX       STOCK
                                         --------------------------------------------------------------------------------------
HRT ANNUAL EXPENSES
     Investment Advisory Fees                  .35%        .50%         .53%        .60%        .55%         .32%        .37%
     Other Expenses                            .04%        .06%         .05%        .04%        .04%         .04%        .03%
-------------------------------------------------------------------------------------------------------------------------------
       Total HRT Annual Expenses (5)(6)        .39%        .56%         .58%        .64%        .59%         .36%        .40%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                    ALLIANCE    ALLIANCE    ALLIANCE                ALLIANCE
                                           ALLIANCE    ALLIANCE    AGGRESSIVE  SMALL CAP  CONSERVATIVE   ALLIANCE    GROWTH
                                            GLOBAL   INTERNATIONAL   STOCK       GROWTH     INVESTORS    BALANCED   INVESTORS
                                         --------------------------------------------------------------------------------------
HRT ANNUAL EXPENSES
     Investment Advisory Fees                  .65%        .90%         .54%        .90%        .48%         .42%        .52%
     Other Expenses                            .08%        .18%         .03%        .05%        .07%         .05%        .05%
-------------------------------------------------------------------------------------------------------------------------------
       Total HRT Annual Expenses (5)(6)        .73%       1.08%         .57%        .95%        .55%         .47%        .57%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                           EQ/PUTNAM GROWTH
                                           T. ROWE PRICE    T. ROWE PRICE          &           EQ/ PUTNAM
                                           INTERNATIONAL    EQUITY INCOME    INCOME VALUE       BALANCED       MFS RESEARCH
                                          STOCK PORTFOLIO     PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                         --------------------------------------------------------------------------------------
EQAT Annual Expenses
   Investment Management and
     Advisory Fee                               .75%             .55%             .55%             .55%             .55%
     Rule 12b-1 Fee(7)                          .25%             .25%             .25%             .25%             .25%
     Other Expenses                             .20%             .05%             .05%             .10%             .05%
-------------------------------------------------------------------------------------------------------------------------------
       Total EQAT Annual Expenses (8)          1.20%             .85%             .85%             .90%             .85%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                           MORGAN STANLEY
                                           MFS EMERGING       EMERGING      WARBURG PINCUS    MERRILL LYNCH    MERRILL LYNCH
                                            GROWTH COM-    MARKETS EQUITY    SMALL COMPANY   WORLD STRATEGY     BASIC VALUE
                                         PANIES PORTFOLIO     PORTFOLIO     VALUE PORTFOLIO     PORTFOLIO    EQUITY PORTFOLIO
                                         --------------------------------------------------------------------------------------
EQAT Annual Expenses
   Investment Management and
     Advisory Fee                               .55%            1.15%             .65%             .70%             .55%
     Rule 12b-1 Fee(7)                          .25%             .25%             .25%             .25%             .25%
     Other Expenses                             .05%             .35%             .10%             .25%             .05%
-------------------------------------------------------------------------------------------------------------------------------
       Total EQAT Annual Expenses (8)           .85%            1.75%            1.00%            1.20%             .85%
-------------------------------------------------------------------------------------------------------------------------------

-------------------
Notes:

(1) The contingent withdrawal charge is a percentage of specified contributions. See "Contingent Withdrawal Charge" in Part 7. As discussed in the Prospectus and as set forth below in this Supplement, important exceptions and limitations may eliminate or reduce the contingent withdrawal charge.

(2) The Annual Administrative Charge is the lesser of $30 or 2% of the Annuity Account Value (adjusted to include any withdrawals made during that year) during the first two Contract Years; and $30 for each Contract Year thereafter. See "Annual Administrative Charge" in Part 7. We reserve the right to increase this fee in the future if our administrative costs increase, but such fee may not exceed an annual maximum of $65, subject to applicable law.

(3) There is a Third Party Transfer or Exchange Fee of $25 per occurrence. We reserve the right to increase this fee in the future, but such fee may not exceed a maximum of $65 per occurrence, subject to applicable law.

(4) The total charge for Separate Account annual expenses is subject to change, but may not exceed 2.00%. See "Charges to Investment Funds" in the addition to Part 7 of the Prospectus set forth below in this Supplement.

(5) Effective May 1, 1997, a new Investment Advisory Agreement was entered into between HRT and Alliance Capital Management L.P., HRT's Investment Adviser, which effected changes in HRT's management fee and expense structure. See HRT's prospectus for more information.

    The tables above reflecting HRT's expenses are based on average portfolio net assets for the year ended December 31, 1997 and have been restated to reflect (i) the fees that would have been paid to Alliance if the current advisory agreement had been in effect as of January 1, 1997 and (ii) estimated accounting expenses for the year ending December 31, 1997.

(6) The investment advisory fee for each Portfolio may vary from year to year depending upon the average daily net assets of the respective Portfolio of the HRT. The maximum investment advisory fee, however, cannot be increased without a vote of that Portfolio's shareholders. The other direct operating expenses will also fluctuate from year to year depending on actual expenses. HRT's expenses are shown as a percentage of each Portfolio's average portfolio net assets. See "Charges to Portfolios" in Part 7.

(7) The Class IB shares of EQAT are subject to fees imposed under distribution plans (herein, the "Rule 12b-1 Plans" ) adopted by EQAT pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The 12b-1 fee will not be increased for the life of the Contracts.

(8) All EQAT Portfolios commenced operations on May 1, 1997 except the Morgan Stanley Emerging Markets Equity Portfolio, which commenced operations on August 20, 1997.

    The maximum investment management and advisory fees for each EQAT Portfolio cannot be increased without a vote of that Portfolio's shareholders. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses; however, EQ Financial Consultants, Inc. ("EQ Financial"), EQAT's manager, has entered into an expense limitation agreement with respect to each Portfolio ("Expense Limitation Agreement"), pursuant to which EQ Financial has agreed to waive or limit its fees and assume other expenses. Under the Expense Limitation Agreement, total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses and 12b-1 fees) are limited for the respective average daily net assets of each Portfolio as follows: 0.60% for Merrill Lynch Basic Value Equity, MFS Research, MFS Emerging Growth Companies, EQ/Putnam Growth & Income Value and
    T. Rowe Price Equity Income; 0.65% for EQ/Putnam Balanced; 0.75% for Warburg Pincus Small Company Value; 0.95% for Merrill Lynch World Strategy and T. Rowe Price International Stock; and 1.50% for Morgan Stanley Emerging Markets Equity.

    Absent the expense limitation, "Other Expenses" for 1997 on an annualized basis for each of the Portfolios would have been as follows: 0.80% for Warburg Pincus Small Company Value; 0.94% for T. Rowe Price Equity Income; 0.95% for EQ/Putnam Growth & Income Value; 0.98% for MFS Research; 1.02% for MFS Emerging Growth Companies; 1.09% for Merrill Lynch Basic Value Equity; 1.21% for Morgan Stanley Emerging Markets Equity; 1.56% for T. Rowe Price International Stock; 1.75% for EQ/Putnam Balanced; and 2.10% for Merrill Lynch World Strategy.

    Each Portfolio may at a later date make a reimbursement to EQ Financial for any of the management fees waived or limited and other expenses assumed and paid by EQ Financial pursuant to the Expense Limitation Agreement provided, that among other things, such Portfolio has reached sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the EQAT prospectus for more information.


EXAMPLES: EQUI-VEST ROTH ADVANTAGE

For the Roth Advantage Contract, the examples which follow show the expenses that a hypothetical Contract Owner would pay in the surrender and nonsurrender situations noted below, assuming a single contribution of $1,000 on the Contract Date invested in one of the Investment Funds listed, a 5% annual return on assets and no waiver of the contingent withdrawal charge. For purposes of these examples, the annual administrative charge is computed by reference to the actual aggregate annual administrative charges as a percentage of the total assets held under all EQUI-VEST Contracts.

These examples should not be considered a representation of past or future expenses for each Investment Fund or Portfolio. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH PERIOD SHOWN, THE EXPENSE WOULD BE:

--------------------------------------------------------------------------------
                       INVESTMENT FUND              1 YEAR         3 YEARS
                       ---------------           -------------------------------
Alliance Money Market                                $75.63          $120.87
Alliance Intermediate Government Securities           77.32           125.96
Alliance Quality Bond                                 77.52           126.55
Alliance High Yield                                   78.12           128.34
Alliance Growth & Income                              77.62           126.85
Alliance Equity Index                                 75.34           119.97
Alliance Common Stock                                 75.73           121.17
Alliance Global                                       79.01           131.03
Alliance International                                82.48           141.41
Alliance Small Cap Growth                             81.19           137.56
Alliance Aggressive Stock                             77.42           126.25
Alliance Conservative Investors                       77.22           125.66
Alliance Balanced                                     76.43           123.26
Alliance Growth Investors                             77.42           126.25
T. Rowe Price International Stock Portfolio           83.67           144.95
T. Rowe Price Equity Income Portfolio                 80.20           134.59
EQ/Putnam Growth & Income Value Portfolio             80.20           134.59
EQ/Putnam Balanced Portfolio                          80.70           136.08
MFS Research Portfolio                                80.20           134.59
MFS Emerging Growth Companies Portfolio               80.20           134.59
Morgan Stanley Emerging Markets Equity Portfolio      89.13           161.07
Warburg Pincus Small Company Value Portfolio          81.69           139.04
Merrill Lynch World Strategy Portfolio                83.67           144.95
Merrill Lynch Basic Value Equity Portfolio            80.20           134.59
--------------------------------------------------------------------------------

IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END OF EACH PERIOD SHOWN, THE EXPENSE WOULD BE:

--------------------------------------------------------------------------------
                       INVESTMENT FUND              1 YEAR         3 YEARS
                       ---------------           -------------------------------
Alliance Money Market                                $20.01          $ 61.86
Alliance Intermediate Government Securities           21.80            67.26
Alliance Quality Bond                                 22.01            67.89
Alliance High Yield                                   22.64            69.79
Alliance Growth & Income                              22.11            68.21
Alliance Equity Index                                 19.70            60.91
Alliance Common Stock                                 20.12            62.18
Alliance Global                                       23.58            72.63
Alliance International                                27.25            83.64
Alliance Small Cap Growth                             25.89            79.56
Alliance Aggressive Stock                             21.90            67.57
Alliance Conservative Investors                       21.69            66.94
Alliance Balanced                                     20.85            64.40
Alliance Growth Investors                             21.90            67.57
T. Rowe Price International Stock Portfolio           28.51            87.39
T. Rowe Price Equity Income Portfolio                 24.84            76.41
EQ/Putnam Growth & Income Value Portfolio             24.84            76.41
EQ/Putnam Balanced Portfolio                          25.37            77.99
MFS Research Portfolio                                24.84            76.41
MFS Emerging Growth Companies Portfolio               24.84            76.41
Morgan Stanley Emerging Markets Equity Portfolio      34.29           104.48
Warburg Pincus Small Company Value Portfolio          26.42            81.13
Merrill Lynch World Strategy Portfolio                28.51            87.39
Merrill Lynch Basic Value Equity Portfolio            24.84            76.41
-------------------


The amount accumulated could not be paid in the form of an annuity at the end of any of the periods shown in the examples. If the amount applied to purchase an annuity is less than $2,000, or the initial annuity payment is less than $20, we may pay the amount to the payee in a single sum instead of as payments under an annuity form. See "Distribution Options" in Part 6. In some cases, charges for state premium or other taxes will be deducted from the amount applied, if applicable.

INVESTMENT FUND PERFORMANCE - ROTH ADVANTAGE

In order to help show how the performance of Investment Funds affects Annuity Account Values, the following tables provide a historical view of investment performance for each of the Funds included. The performance shown has been calculated under two methods, as explained under "How Performance Data Are Presented" below. The information presented includes performance results along with data representing unmanaged market indices and similarly managed funds.

Except as noted below, performance data for the Investment Funds reflect (i) the actual historical investment results of the corresponding Portfolios of HRT or EQAT from the date of inception of those Portfolios or certain predecessor Portfolios or accounts, and (ii) the actual investment advisory fee, Rule 12b-1 fee, if any, and direct operating expenses of the relevant Portfolios. In addition, for all periods, the performance data reflects the Separate Account asset charges assessed under the Roth Advantage Contract, as if it had been available in the periods shown.

Performance for the Alliance Money Market, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds for the period before those Funds were operated as a unit investment trust has been adjusted to reflect the investment advisory fee and expense structure that became applicable to the unit investment trust. See "The Reorganization" in the SAI for additional information.

Because amounts allocated to the Investment Funds are invested in a mutual fund, investment return and principal will fluctuate and Accumulation Units may be worth more or less than the original cost when redeemed. The results shown are not an estimate or guarantee of future investment performance.

HOW PERFORMANCE DATA ARE PRESENTED

Tables 1 and 2 compare annualized and cumulative rates of return for each Investment Fund along with appropriate benchmarks. Table 3 shows the year-by-year rates of return for each Investment Fund. These performance results are based on the change in the Accumulation Unit value for each Investment Fund for the periods shown.

Investment results in Tables 1, 2, and 3 are net of all charges and expenses assessed against the Investment Funds (including fees and expenses of the Trusts) but exclude the annual administrative charge and any withdrawal charges which would also reduce the actual return. Tables 4 and 5 show performance results after giving effect to all charges and expenses including the annual administrative charge and the contingent withdrawal charge. Since charges under the Contracts may vary, we have assumed, for each charge, the highest that might apply.

Certain of the Investment Funds began operations on a date after the inception date of the corresponding Portfolio. When we advertise the performance of an Investment Fund we will separately set forth the performance of that Fund since its inception date, to the extent required by regulatory authorities.

BENCHMARKS

Market indices are not subject to any charges for investment advisory fees typically associated with a managed portfolio. Comparisons with these benchmarks, therefore, are of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each Portfolio manager is likely to make selections.

INCEPTION DATES AND COMPARATIVE BENCHMARKS

ALLIANCE MONEY MARKET: May 11, 1982; Salomon Brothers Three-Month T-Bill Index (3-Month T-Bill).

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES: April 1, 1991; Lehman Intermediate Government Bond Index (Lehman Intermediate Government).

ALLIANCE QUALITY BOND: October 1, 1993; Lehman Aggregate Bond Index (Lehman Aggregate).

ALLIANCE HIGH YIELD: January 2, 1987; Merrill Lynch High Yield Master Index (Master High Yield).

ALLIANCE GROWTH & INCOME:  October 1, 1993; 75% Standard & Poor's 500 Index (S&P
500) and 25% Value Line Convertibles Index (75% S&P 500/25% Value Line Conv.).

ALLIANCE EQUITY INDEX: March 1, 1994; Standard & Poor's 500 Index (S&P 500).

ALLIANCE COMMON STOCK: August 1, 1968; Standard & Poor's 500 Index (S&P 500).

ALLIANCE GLOBAL: August 27, 1987; Morgan Stanley Capital International World Index (MSCI World).

ALLIANCE INTERNATIONAL: April 3, 1995; Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI EAFE).

ALLIANCE AGGRESSIVE STOCK: May 1, 1984; 50% Russell 2000 Small Stock Index and 50% S&P MidCap Total Return (50% Russell 2000/50% S&P MidCap).

ALLIANCE SMALL CAP GROWTH:  May 1, 1997; Russell 2000 Growth Index (Russell 2000
Gr).

ALLIANCE CONSERVATIVE INVESTORS: October 2, 1989; 70% Lehman Treasury Bond Composite Index and 30% S&P 500 Index (70% Lehman Treas./30% S&P 500).

ALLIANCE BALANCED: May 1, 1984; 50% S&P 500 and 50% Lehman Government/Corporate Bond Index (50% S&P 500/50% Lehman Corp.).

ALLIANCE GROWTH INVESTORS: October 2, 1989; 30% Lehman Government/Corporate Bond Index and 70% S&P 500 Index (30% Lehman Treas./70% S&P 500).

T. ROWE PRICE INTERNATIONAL STOCK: May 1, 1997; Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI EAFE).

T. ROWE PRICE EQUITY INCOME: May 1, 1997; Standard & Poor's 500 Index (S&P 500).

EQ/PUTNAM GROWTH & INCOME VALUE:  May 1, 1997;  Standard & Poor's 500 Index (S&P
500).

EQ/PUTNAM BALANCED: May 1, 1997; 60% Standard & Poor's 500 Index and 40% Lehman Government/Corporate Bond Index (60% S&P500/40% Lehman Corp.)

MFS RESEARCH: May 1, 1997; Standard & Poor's 500 Index (S&P 500).

MFS EMERGING GROWTH COMPANIES: May 1, 1997; Russell 2000 Index (Russell 2000).

MORGAN STANLEY EMERGING MARKETS EQUITY: August 20, 1997; Morgan Stanley Capital International Emerging Markets Free Price Return Index (MSCI Emerging Markets).

WARBURG  PINCUS SMALL COMPANY  VALUE:  May 1, 1997;  Russell 2000 Index (Russell
2000).

MERRILL LYNCH WORLD STRATEGY: May 1, 1997; 36% S&P 500/24% MSCI EAFE/21% Salomon Brothers US Treasury Bond 1 Year+/14% Salomon Brothers World Government Bond Ex US/5% 3-Month U.S. T-bill-(Market Composite).

MERRILL LYNCH BASIC VALUE EQUITY: May 1, 1997; Standard & Poor's 500 Index (S&P
500).

The Lipper Variable Insurance Products Performance Analysis Survey (Lipper) records the performance of a large group of variable annuity and variable life products, including managed separate accounts of insurance companies. According to Lipper Analytical Services, Inc., the data are presented net of investment management fees, direct operating and asset-based charges applicable under variable insurance policies or variable annuity contracts. Lipper data provide a more accurate picture than market indices of EQUI-VEST performance relative to other annuity products.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends. Cumulative rates of return reflect performance over a stated period of time. Annualized rates of return represent the annual rate of growth that would have produced the same cumulative return, if performance had been constant over the entire period.

                                    TABLE 1:
         ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1997:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   PORTFOLIO
                                                                                                          SINCE    INCEPTION
                                               1 YEAR     3 YEARS     5 YEARS    10 YEARS    20 YEARS   INCEPTION     DATE
                                            -----------------------------------------------------------------------------------
FIXED-INCOME SERIES:
Domestic Fixed Income
ALLIANCE MONEY MARKET                                                                                               5/11/82
   Lipper Money Market
   3-Month T-Bill
ALLIANCE INTERMEDIATE
GOVERNMENT SECURITIES                                                                                                4/1/91
   Lipper U.S. Government
   Lehman Intermediate Government
ALLIANCE QUALITY BOND                                                                                               10/1/93
   Lipper Corporate Bond A-Rated
   Lehman Aggregate

Aggressive Fixed Income
ALLIANCE HIGH YIELD                                                                                                  1/2/87
   Lipper High Yield
   Master High Yield

EQUITY SERIES:
Domestic Equity
T. ROWE PRICE EQUITY INCOME                                                                                          5/1/97
   Lipper Equity Income
   S&P 500
EQ/PUTNAM
GROWTH & INCOME VALUE                                                                                                5/1/97
   Lipper Growth & Income
   S&P 500
ALLIANCE GROWTH & INCOME                                                                                            10/1/93
   Lipper Growth
   25% Value Line Conv./75% S&P 500
ALLIANCE EQUITY INDEX                                                                                                3/1/94
   Lipper S&P 500 Index Funds
   S&P 500
MERRILL LYNCH
BASIC VALUE EQUITY                                                                                                   5/1/97
   Lipper Growth & Income
   S&P 500
ALLIANCE COMMON STOCK                                                                                                8/1/68
   Lipper Growth
   S&P 500
MFS RESEARCH                                                                                                         5/1/97
   Lipper Growth
   S&P 500

International Equity
ALLIANCE GLOBAL                                                                                                     8/27/87
   Lipper  Global
   MSCI World
ALLIANCE INTERNATIONAL                                                                                               4/3/95
   Lipper International
   MSCI EAFE
T. ROWE PRICE
INTERNATIONAL STOCK                                                                                                  5/1/97
   Lipper International
   MSCI EAFE
MORGAN STANLEY EMERGING
MARKETS EQUITY                                                                                                      8/20/97
   Lipper Emerging Markets
   MSCI Emerging Markets
-------------------------------------------------------------------------------------------------------------------------------

+ Return for this Fund is unannualized and represents 8 months of performance.               This table continues on next page
* Return for this Fund is unannualized and represents 5 months of performance.

                                    TABLE 1:
                     ANNUALIZED RATES OF RETURN (CONTINUED):

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   PORTFOLIO
                                                                                                          SINCE    INCEPTION
                                               1 YEAR     3 YEARS     5 YEARS    10 YEARS    20 YEARS   INCEPTION     DATE
                                            -----------------------------------------------------------------------------------
EQUITY SERIES (CONTINUED):
Aggressive Equity

ALLIANCE AGGRESSIVE STOCK                                                                                            5/1/84
   Lipper Mid-Cap Growth
   50% Russell 2000/50% S&P Mid-Cap
WARBURG PINCUS
SMALL COMPANY VALUE                                                                                                  5/1/97
   Lipper Small-Cap
   Russell 2000 Growth
ALLIANCE SMALL CAP GROWTH                                                                                            5/1/97
   Lipper Small-Cap
   Russell 2000 Growth
MFS EMERGING GROWTH                                                                                                  5/1/97
COMPANIES
   Lipper Mid-Cap
   Russell 2000

ASSET ALLOCATION SERIES:
ALLIANCE CONSERVATIVE INVESTORS                                                                                     10/2/89
   Lipper Income
   70% Lehman Treas./30% S&P 500
EQ/PUTNAM BALANCED                                                                                                   5/1/97
   Lipper Balanced
   40% Lehman Gov't./Corp./60% S&P 500
ALLIANCE BALANCED                                                                                                    5/1/84
   Lipper Flexible Portfolio
   50% Lehman Gov't./Corp./70% S&P 500
ALLIANCE GROWTH INVESTORS                                                                                           10/2/89
   Lipper Flexible Portfolio
   30% Lehman Gov't./Corp./70% S&P 500
MERRILL LYNCH WORLD STRATEGY                                                                                         5/1/97
   Lipper Global Flexible Portfolio         --
   Market Composite                         --
-------------------------------------------------------------------------------------------------------------------------------

+ Return for this Fund is unannualized and represents 8 months of performance.
* Return for this Fund is unannualized and represents 5 months of performance.

                                    TABLE 2:
         CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1997:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   PORTFOLIO
                                                                                                          SINCE    INCEPTION
                                               1 YEAR     3 YEARS     5 YEARS    10 YEARS    20 YEARS   INCEPTION     DATE
                                            -----------------------------------------------------------------------------------
FIXED-INCOME SERIES:
Domestic Fixed Income
ALLIANCE MONEY MARKET                                                                                               5/11/82
   Lipper Money Market
   3-Month T-Bill
ALLIANCE INTERMEDIATE
GOVERNMENT SECURITIES                                                                                                4/1/91
   Lipper U.S. Government
   Lehman Intermediate Government
ALLIANCE QUALITY BOND                                                                                               10/1/93
   Lipper Corporate Bond A-Rated
   Lehman Aggregate

Aggressive Fixed Income
ALLIANCE HIGH YIELD                                                                                                  1/2/87
   Lipper High Yield
   Master High Yield

EQUITY SERIES:
Domestic Equity
T. ROWE PRICE EQUITY INCOME                                                                                          5/1/97
   Lipper Equity Income
   S&P 500
EQ/PUTNAM
GROWTH & INCOME VALUE                                                                                                5/1/97
   Lipper Growth & Income
   S&P 500
ALLIANCE GROWTH & INCOME                                                                                            10/1/93
   Lipper Growth & Income
   25% Value Line Conv./75% S&P 500
ALLIANCE EQUITY INDEX                                                                                                3/1/94
   Lipper S&P 500 Index Funds
   S&P 500
MERRILL LYNCH BASIC VALUE EQUITY                                                                                     5/1/97
   Lipper Growth & Income
   S&P 500
ALLIANCE COMMON STOCK                                                                                                8/1/68
   Lipper Growth
   S&P 500
MFS RESEARCH                                                                                                         5/1/97
   Lipper Growth
   S&P 500

International Equity
ALLIANCE GLOBAL                                                                                                     8/27/87
   Lipper  Global
   MSCI World
ALLIANCE INTERNATIONAL                                                                                               4/3/95
   Lipper International
   MSCI EAFE
T. ROWE PRICE
INTERNATIONAL STOCK                                                                                                  5/1/97
   Lipper International
   MSCI EAFE
MORGAN STANLEY EMERGING
MARKETS EQUITY                                                                                                      8/20/97
   Lipper Emerging Markets
   MSCI Emerging Market
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   PORTFOLIO
                                                                                                          SINCE    INCEPTION
                                               1 YEAR     3 YEARS     5 YEARS    10 YEARS    20 YEARS   INCEPTION     DATE
                                            -----------------------------------------------------------------------------------
EQUITY SERIES (CONTINUED):
Aggressive Equity

ALLIANCE AGGRESSIVE STOCK                                                                                            5/1/84
   Lipper Mid-Cap Growth
   50% Russell 2000/50% S&P Mid-Cap
WARBURG PINCUS
SMALL COMPANY VALUE                                                                                                  5/1/97
   Lipper Small-Cap
   Russell 2000
ALLIANCE SMALL CAP GROWTH                                                                                            5/1/97
   Lipper Small-Cap
   Russell 2000 Growth
MFS EMERGING GROWTH COMPANIES                                                                                        5/1/97
   Lipper Mid-Cap
   Russell 2000

ASSET ALLOCATION SERIES:
ALLIANCE CONSERVATIVE INVESTORS                                                                                     10/2/89
   Lipper Income
   70% Lehman Treas./30% S&P 500
EQ/PUTNAM BALANCED                                                                                                   5/1/97
   Lipper Balanced
   40% Lehman Gov't./Corp./60% S&P 500
ALLIANCE BALANCED                                                                                                    5/1/84
   Lipper Flexible Portfolio
   50% Lehman Gov't./Corp./70% S&P 500
ALLIANCE GROWTH INVESTORS                                                                                           10/2/89
   Lipper Flexible Portfolio
   30% Lehman Gov't./Corp./70% S&P 500
MERRILL LYNCH WORLD STRATEGY                                                                                         5/1/97
   Lipper Global Flexible Portfolio
   Market Composite
-------------------------------------------------------------------------------------------------------------------------------

                                    TABLE 3:
                          YEAR-BY-YEAR RATES OF RETURN

--------------------------------------------------------------------------------------------------------------------------------
                                      1988     1989     1990     1991     1992     1993     1994     1995     1996      1997
                                    --------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET

ALLIANCE INTERMEDIATE GOVERNMENT
   SECURITIES

ALLIANCE QUALITY BOND

ALLIANCE HIGH YIELD

ALLIANCE GROWTH & INCOME

ALLIANCE EQUITY INDEX

ALLIANCE COMMON STOCK

ALLIANCE GLOBAL

ALLIANCE INTERNATIONAL

ALLIANCE AGGRESSIVE STOCK

ALLIANCE SMALL CAP GROWTH

ALLIANCE CONSERVATIVE INVESTORS

ALLIANCE BALANCED

ALLIANCE GROWTH INVESTORS

T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO

T. ROWE PRICE EQUITY INCOME
   PORTFOLIO

EQ/PUTNAM GROWTH & INCOME VALUE
   PORTFOLIO

EQ/PUTNAM BALANCED PORTFOLIO

MFS RESEARCH PORTFOLIO

MFS EMERGING GROWTH COMPANIES
   PORTFOLIO

MORGAN STANLEY EMERGING MARKETS
   EQUITY PORTFOLIO

WARBURG PINCUS SMALL COMPANY VALUE
   PORTFOLIO

MERRILL LYNCH WORLD STRATEGY
   PORTFOLIO

MERRILL LYNCH BASIC VALUE EQUITY
   PORTFOLIO

-------------------
* Unannualized

--------------------------------------------------------------------------------------------------------------------------------

The performance data in Tables 4 and 5 illustrate the growth of an investment, and the average annual total return of the Investment Funds, respectively, over the periods shown assuming a single initial contribution of $1,000 and termination of the Roth Advantage Contract at the end of each period on December 31, 1997, under circumstances in which the contingent withdrawal charge applies. The values shown are also net of all other charges and expenses assessed against the Investment Funds. An Investment Fund's average annual total return is the annual rate of growth of the Investment Fund that would be necessary to achieve the ending value of a contribution kept in the Investment Fund for the period specified.

Each calculation further assumes that the $1,000 contribution was allocated to only one Investment Fund, no transfers or additional contributions were made, no loans, and no amounts were allocated to any other Investment Fund under the Contract.

In order to calculate the performance information, we divide the termination value (defined below) of a Contract which is terminated on December 31, 1997 by the $1,000 investment made at the beginning of each period illustrated. The result of that calculation is the total growth rate for the period. Then we annualize that growth rate to obtain the average annual percentage increase (decrease) during the period shown. When we "annualize," we assume that a single rate of return applied each year during the period will produce the ending value, taking into account the effect of compounding. "Termination value" means the Annuity Account Value less the contingent withdrawal charge, the annual administrative charge and all other charges and expenses which are applied against an Investment Fund. See "Part 7: Deductions and Charges" in the Prospectus.

                                    TABLE 4:
         GROWTH OF $1,000 FOR CONTRACTS TERMINATED ON DECEMBER 31, 1997:

-------------------------------------------------------------------------------------------------------------------------------
                                                                   LENGTH OF INVESTMENT PERIOD
                                         --------------------------------------------------------------------------------------
INVESTMENT                                      ONE             THREE            FIVE              TEN        SINCE PORTFOLIO
FUND                                           YEAR             YEARS            YEARS            YEARS         INCEPTION*
-------------------------------------------------------------------------------------------------------------------------------
Alliance Money Market
Alliance Intermediate Government
   Securities
Alliance Quality Bond
Alliance High Yield
Alliance Growth & Income
Alliance Equity Index
Alliance Common Stock
Alliance Global
Alliance International
Alliance Aggressive Stock
Alliance Small Cap Growth
Alliance Conservative Investors
Alliance Balanced
Alliance Growth Investors
T. Rowe Price International Stock
   Portfolio
T. Rowe Price Equity Income Portfolio
E/Q Putnam Growth &
   Income Value Portfolio
E/Q Putnam Balanced Portfolio
MFS Research Portfolio
MFS Emerging Growth Companies Portfolio
Morgan Stanley Emerging Markets Equity
   Portfolio
Warburg Pincus Small Company Value
   Portfolio
Merrill Lynch World Strategy Portfolio
Merrill Lynch Basic Value Equity
   Portfolio
-------------------------------------------------------------------------------------------------------------------------------

* Portfolio inception dates are shown in Tables 1 and 2.

                                    TABLE 5:
  AVERAGE ANNUAL TOTAL RETURN UNDER CONTRACTS TERMINATED ON DECEMBER 31, 1997:

-------------------------------------------------------------------------------------------------------------------------------
                                                                 LENGTH OF INVESTMENT PERIOD
                                         --------------------------------------------------------------------------------------
INVESTMENT                                                                                                          SINCE
FUND                                           ONE          THREE          FIVE          TEN        SINCE FUND    PORTFOLIO
                                              YEAR          YEARS         YEARS         YEARS       INCEPTION*   INCEPTION**
-------------------------------------------------------------------------------------------------------------------------------
Alliance Money Market
Alliance Intermediate Government
   Securities
Alliance Quality Bond
Alliance High Yield
Alliance Growth & Income
Alliance Equity Index
Alliance Common Stock
Alliance Global
Alliance International
Alliance Aggressive Stock
Alliance Small Cap Growth
Alliance Conservative Investors
Alliance Balanced
Alliance Growth Investors
T. Rowe Price International Stock
   Portfolio
T. Rowe Price Equity Income Portfolio
E/Q Putnam Growth &
   Income Value Portfolio
E/Q Putnam Balanced Portfolio
MFS Research Portfolio
MFS Emerging Growth Companies Portfolio
Morgan Stanley Emerging Markets Equity
   Portfolio
Warburg Pincus Small Company Value
   Portfolio
Merrill Lynch World Strategy Portfolio
Merrill Lynch Basic Value Equity
   Portfolio

-------------------
 * Fund inception dates are: Alliance Money Market (5/11/82), Alliance Intermediate Government Securities (6/1/94), Alliance Quality Bond (1/4/94), Alliance High Yield (1/4/94), Alliance Growth & Income (1/4/94), Alliance Equity Index (6/1/94), Alliance Common Stock (8/27/81), Alliance Global (1/4/94), Alliance International (9/1/95), Alliance Growth Investors (1/4/94), Alliance Aggressive Stock (5/1/84), Alliance Small Cap Growth (6/2/97), Alliance Conservative Investors (1/4/94), Alliance Balanced (5/1/84), T. Rowe Price International Stock (6/2/97), T. Rowe Price Equity Income (6/2/97), EQ/Putnam Growth & Income Value (6/2/97), EQ/Putnam Balanced (6/2/97), MFS Research (6/2/97), MFS Emerging Growth Companies (6/2/97), Morgan Stanley Emerging Markets Equity (8/20/97), Warburg Pincus Small Company Value (6/2/97), Merrill Lynch World Strategy (6/2/97), Merrill Lynch Basic Value Equity (6/2/97).

** Portfolio inception dates are shown in Tables 1 and 2.

-------------------------------------------------------------------------------------------------------------------------------

COMMUNICATING PERFORMANCE DATA

In reports or other communications or in advertising material, we may describe general economic and market conditions affecting the Separate Account and HRT or EQAT and may present the performance of the Investment Funds or compare it with
(1) that of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar Inc., VARDS or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) other appropriate indices of investment securities and averages for peer universes of funds which are described elsewhere in this prospectus, or (3) data developed by us derived from such indices or averages. The Morningstar Variable Annuity/Life Report consists of over 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account charges. VARDS is a monthly reporting service that monitors over 2,500 variable life and variable annuity funds on performance and account information. Advertisements or other communications furnished to present or prospective Contract Owners may also include evaluations of an Investment Fund or Portfolio by financial publications that are nationally recognized such as Barron's, Morningstar's Variable Annuity Sourcebook, Business Week, Chicago Tribune, Forbes, Fortune, Institutional Investor, Investment Adviser, Investment Dealer's Digest, Investment Management Weekly, Los Angeles Times, Money, Money Management Letter, Kiplinger's Personal Finance, Financial Planning, National Underwriter, Pension & Investments, USA Today, Investor's Daily, The New York Times and The Wall Street Journal.


WITH RESPECT TO EQUI-VEST ROTH ADVANTAGE, THE FOLLOWING DISCUSSION REPLACES THE DISCUSSION UNDER "CHARGES TO INVESTMENT FUNDS" ON PAGE 56 OF THE PROSPECTUS:

         We make a daily charge at the effective annual rate of 1.45% against the assets held in each of the Investment Funds. This charge is reflected in the Accumulation Unit Values for the particular Investment Fund and covers mortality and expense risk charges of 1.20% and expenses of 0.25%.

         The mortality and expense risk and death benefit charge is comprised of 0.65% for mortality risk, including guaranteed death benefits, and 0.55% for expense risk, although the allocation of these charges may vary. We assume a mortality risk by (a) our obligation to pay a death benefit that will not be less than the total value of all contributions made (less any applicable taxes) adjusted for total withdrawals, (b) our obligation to make annuity payments for the life of the Annuitant under guaranteed fixed annuity options, regardless of the Annuitant's longevity, (c) our guarantees relating to annuity purchase rates, the actuarial basis for which can be changed only for new contributions and only on the fifth anniversary of the Contract Date and every five years thereafter, and (d) our obligation to waive the contingent withdrawal charge upon the payment of a death benefit.

         The expense risk we assume is the risk that, over time, our actual expense of administering the Contracts, including financial accounting, may exceed the amounts realized from the expense charge and the annual administrative expense charge. Part of the mortality and expense risk charge may be considered to be an indirect reimbursement for certain sales and promotional expenses relating to the Contracts to the extent that the charge is not needed to meet the actual expenses incurred.

         The charge for expenses, together with the annual administrative charge described below, is designed to reimburse us for our costs in providing administrative services in connection with the Contracts.

         Maximum Total Separate Account Charges

         We may change the annual rate of the daily asset charge imposed on the amounts held in the Investment Funds comprising the Separate Account. We may increase or decrease the 1.45% total Separate Account charge currently applicable, but may not increase the total charge above a maximum annual rate of 2.00%. Any increase would only be made upon advance notice to you and would apply only to contributions made after the date of the change. Changes, if any, would reflect differences in costs and anticipated mortality and expense expenses, and would not be unfairly discriminatory.

THE FOLLOWING SENTENCE REPLACES THE FIRST SENTENCE OF THE THIRD PARAGRAPH OF THE DISCUSSION UNDER "CONTINGENT WITHDRAWAL CHARGE" ON PAGE 57 OF THE PROSPECTUS:

         We reserve the right to change the amount of the contingent withdrawal charge, provided that it will not exceed 8% of the amount deemed attributable to withdrawn contributions.

THE FOLLOWING IS ADDED AT THE END OF THE DISCUSSION UNDER "CONTINGENT WITHDRAWAL CHARGE - EXCEPTIONS TO THE CONTINGENT WITHDRAWAL CHARGE" ON PAGE 57 OF THE
PROSPECTUS:


         Additionally, a withdrawal charge will not apply to a Roth Advantage Contract upon any of the following events:

         o the Annuitant has completed at least five Contract Years and has attained age 59 1/2;

         o during any Contract Year in which the amount withdrawn is less than or equal to 25% of the Annuity Account Value at the time the withdrawal is requested minus any amount previously withdrawn during that Contract Year, provided that the withdrawal is used to pay specified higher education expenses as defined in the Code and subject to receipt of evidence satisfactory to us that such withdrawal is in fact for such purpose;

         o the Annuitant has completed at least five Contract Years, and the withdrawal, up to a $10,000 maximum, is a "qualified first-time homebuyer distribution" (as defined in the Code), subject to receipt of evidence satisfactory to us that such withdrawal is in fact for such purpose; or

         o a request is made for a refund of a contribution in excess of amounts allowed to be contributed under the Code within one month of the date on which the contribution is made.





59002

                                                      FLKS DRAFT :  June 4, 1998

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                         SUPPLEMENT DATED JULY ___, 1998
                                       TO
                             EQUI-VEST(R) PROSPECTUS

                               DATED MAY 1, 1998

                                 TSA ADVANTAGE(SM)

This Supplement adds to and modifies certain information contained in the prospectus dated May 1, 1998 ("Prospectus") for EQUI-VEST group and individual deferred variable annuity contracts offered by Equitable Life. Equitable Life will offer its EQUI-VEST Series 600 TSA Advantage contracts ("Series 600" or "TSA Advantage Contract") only to employees of educational organizations described in Internal Revenue Code (Code) Section 170(b)(1)(A)(ii) or hospitals which are administered by, and/or are part of a State, a political subdivision of a State, or an agency or instrumentality of any one or more of the foregoing, and non-profit organizations, including churches. The foregoing entities must maintain plans that meet the requirements of Code Section 403(b), referred to as a "403(b) Plan," and must currently have, or within the first Contract Year expect to have, at least 50 participants. The TSA plans may or may not be subject to ERISA. Under the TSA Advantage Contract, contributions, including rollover contributions and direct transfer contributions from existing 403(b) plans (programs or arrangements) will be accepted only if the contributions are fully vested under the existing TSA plan. The TSA Advantage Contract may not currently be available in your state. Your Equitable Life Representative can provide information about state availability.

The EQUI-VEST TSA Advantage Contract is offered to purchasers on the same basis and under the same terms and conditions described in the Prospectus as applicable to the EQUI-VEST TSA Series 100 and 200 contracts, except for certain material differences described in this Supplement. Capitalized terms in this Supplement not otherwise defined have the same meaning as in the Prospectus.

Material differences between the TSA Advantage Contract and the provisions of the EQUI-VEST TSA Series 100 and 200 contracts described in the EQUI-VEST Prospectus include the following:

THE FOLLOWING PARAGRAPH IS ADDED AFTER "EQUI-VEST EMPLOYER-SPONSORED RETIREMENT PROGRAMS - UNIVERSITY TSA" ON PAGE 8 OF THE PROSPECTUS:

o    TSA ADVANTAGE


         A TSA for educational organizations, hospitals and other non-profit entities organized under Code Section 501(c)(3) as well as churches. Contributions are made by the employer either directly or through a salary reduction agreement entered into with the employee. Each employee is the Contract Owner and must also be the Annuitant. Available only to employees of employers described above maintaining 403(b) plans that currently have, or within the first Contract Year are expected to have, at least 50 participants. Unless otherwise noted, references to TSA Contracts include TSA Advantage Contracts.

THE FOLLOWING TWO SENTENCES REPLACE THE SECOND SENTENCE OF THE FIRST PARAGRAPH UNDER "INVESTMENT OPTIONS" ON PAGE 9 OF THE PROSPECTUS:

         Each Investment Fund invests in shares of a corresponding Portfolio of either HRT (Class IA or Class IB) or EQAT (Class IB), respectively. The Class IA shares and Class IB shares of HRT are identical, except for the 12b-1 distribution plan and related fees applicable to the Class IB shares. Under the TSA Advantage contracts, the Investment Funds purchase Class IB shares of HRT and EQAT.

THE FOLLOWING TABLE AND EXAMPLES ARE ADDED AFTER "TABLE 3: EQUI-VEST: SERIES 300 AND 400 -- ACCUMULATION UNIT VALUES" ON PAGE 23 OF THE PROSPECTUS:

TABLE 4: EQUI-VEST SERIES 600

The following Tables apply to the Series 600 TSA Advantage Contracts. These Tables, and the related Examples, will assist you in understanding the various costs and expenses under the Series 600 Contract so that you may compare them with other products. Except as described in [Notes 5 and 7] below, the Tables reflect expenses of the applicable Trust for the year ended December 31, 1997.

A charge for applicable state or local taxes may be deducted from contributions in some states. See "Charges for State Premium and Other Applicable Taxes" in
Part 7.

As explained in Parts 4 and 5, the Guaranteed Interest Account is not a part of the Separate Account and is not covered by the following Tables and Examples. The only expenses shown in the Tables which apply to the Guaranteed Interest Account are the contingent withdrawal charge, the annual administrative charge and, if imposed at a later date, the third party transfer or exchange Fee. Also see "Income Annuity Distribution Options" in Part 6 for the description of an administrative charge which may apply when you annuitize.


Description of Expenses
--------------------------
CONTRACT OWNER TRANSACTION EXPENSES
   SALES LOAD ON PURCHASES .......................................... NONE
   MAXIMUM CONTINGENT WITHDRAWAL CHARGE (1) ......................... 6%
   MAXIMUM/CURRENT ANNUAL ADMINISTRATIVE CHARGE (2) ................. $65/30
   THIRD PARTY TRANSFER OR EXCHANGE FEE (3) ......................... NONE

SEPARATE ACCOUNT ANNUAL EXPENSES(4)
   Mortality and Expense Risk Fees (including Death Benefit Charges).   .95%
   Other Expenses ...................................................   .25%
                                                                      ========
     Total Separate Account Annual Expenses .........................  1.20%
                                                                      ========


-------------------------------------------------------------------------------------------------------------------------------
                                                       ALLIANCE
                                           ALLIANCE  INTERMEDIATE   ALLIANCE                ALLIANCE     ALLIANCE   ALLIANCE
                                            MONEY     GOVERNMENT    QUALITY     ALLIANCE     GROWTH       EQUITY     COMMON
                                            MARKET    SECURITIES      BOND     HIGH YIELD   & INCOME      INDEX       STOCK
                                         --------------------------------------------------------------------------------------
HRT ANNUAL EXPENSES
     Investment Advisory Fees                  .35%        .50%         .53%        .60%        .55%         .32%        .37%
     Rule 12b-1 fee(7)                         .25%        .25%         .25%        .25%        .25%         .25%        .25%
     Other Expenses                            .04%        .06%         .05%        .04%        .04%         .04%        .03%
-------------------------------------------------------------------------------------------------------------------------------
       Total HRT Annual Expenses (5)(6)        .64%        .81%         .83%        .89%        .84%         .61%        .65%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                    ALLIANCE    ALLIANCE    ALLIANCE                ALLIANCE
                                           ALLIANCE    ALLIANCE    AGGRESSIVE  SMALL CAP  CONSERVATIVE   ALLIANCE    GROWTH
                                            GLOBAL   INTERNATIONAL   STOCK       GROWTH     INVESTORS    BALANCED   INVESTORS
                                         --------------------------------------------------------------------------------------
HRT ANNUAL EXPENSES
     Investment Advisory Fees                  .65%        .90%         .54%        .90%        .48%         .42%        .52%
     Rule 12b-1 fee(7)                         .25%        .25%         .25%        .25%        .25%         .25%        .25%
     Other Expenses                            .08%        .18%         .03%        .05%        .07%         .05%        .05%
-------------------------------------------------------------------------------------------------------------------------------
       Total HRT Annual Expenses (5)(6)        .98%       1.33%         .82%       1.20%        .80%         .72%        .82%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                           EQ/PUTNAM GROWTH
                                           T. ROWE PRICE    T. ROWE PRICE          &           EQ/ PUTNAM
                                           INTERNATIONAL    EQUITY INCOME    INCOME VALUE       BALANCED       MFS RESEARCH
                                          STOCK PORTFOLIO     PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                         --------------------------------------------------------------------------------------
EQAT Annual Expenses
   Investment Management and
     Advisory Fee                               .75%             .55%             .55%             .55%             .55%
     Rule 12b-1 fee(7)                          .25%             .25%             .25%             .25%             .25%
     Other Expenses                             .20%             .05%             .05%             .10%             .05%
-------------------------------------------------------------------------------------------------------------------------------
       Total EQAT Annual Expenses (8)          1.20%             .85%             .85%             .90%             .85%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                           MORGAN STANLEY
                                           MFS EMERGING   EMERGING MARKETS  WARBURG PINCUS    MERRILL LYNCH    MERRILL LYNCH
                                            GROWTH COM-   EQUITY PORTFOLIO   SMALL COMPANY   WORLD STRATEGY     BASIC VALUE
                                         PANIES PORTFOLIO                   VALUE PORTFOLIO     PORTFOLIO    EQUITY PORTFOLIO
                                         --------------------------------------------------------------------------------------
EQAT Annual Expenses
   Investment Management and
     Advisory Fee                               .55%            1.15%             .65%             .70%             .55%
     Rule 12b-1 Fee(7)                          .25%             .25%             .25%             .25%             .25%
     Other Expenses                             .05%             .35%             .10%             .25%             .05%
-------------------------------------------------------------------------------------------------------------------------------
       Total EQAT Annual Expenses (8)           .85%            1.75%            1.00%            1.20%             .85%
-------------------------------------------------------------------------------------------------------------------------------

-------------------
Notes:
(1) The contingent withdrawal charge is a percentage of amounts withdrawn from the Contract or defaulted loan amounts. See "Contingent Withdrawal Charge" in the addition to Part 7 of the Prospectus set forth below in this Supplement. Important exceptions and limitations may eliminate or reduce the contingent withdrawal charge.

(2) The annual administrative charge is the lesser of $30 or 2% of the Annuity Account Value (adjusted to include any withdrawals made during that year). See "Annual Administrative Charge" in the addition to Part 7 of the Prospectus set forth below in this Supplement. We reserve the right to increase this fee in the future if our administrative costs increase, but such fee may not exceed an annual maximum of $65, subject to applicable law.

(3) There currently is no Third Party Transfer or Exchange Fee. However, we reserve the right to impose this fee in the future, but the fee may not exceed a maximum of $65 per occurrence, subject to applicable law.

(4) The total charge for Separate Account annual expenses is subject to change, but may not exceed the effective annual rate of 2.00%. See "Charges to Investment Funds" in the addition to Part 7 of the Prospectus set forth below in this Supplement.

(5) Effective May 1, 1997, a new Investment Advisory Agreement was entered into between HRT and Alliance Capital Management L.P., HRT's Investment Adviser, which effected changes in HRT's management fee and expense structure. See HRT's prospectus for more information.

    The tables above reflecting HRT's expenses are based on average portfolio net assets for the year ended December 31, 1997 and have been restated to reflect (i) the fees that would have been paid to Alliance if the current advisory agreement had been in effect as of January 1, 1997 and (ii) estimated accounting expenses for the year ending December 31, 1997.

(6) The investment advisory fee for each Portfolio may vary from year to year depending upon the average daily net assets of the respective Portfolio of HRT. The maximum investment advisory fee, however, cannot be increased without a vote of that Portfolio's shareholders. The other direct operating expenses will also fluctuate from year to year depending on actual expenses. HRT's expenses are shown as a percentage of each Portfolio's average portfolio net assets. See "Charges to Portfolios" in Part 7.

(7) The Class IB shares of HRT and EQAT are subject to fees imposed under distribution plans (herein, the "Rule 12b-1 Plans" ) adopted by HRT and EQAT pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Rule 12b-1 Plans provide that HRT and EQAT, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The 12b-1 fee will not be increased for the life of the Contracts.

(8) All EQAT Portfolios commenced operations on May 1, 1997 except the Morgan Stanley Emerging Markets Equity Portfolio, which commenced operations on August 20, 1997.

    The maximum investment management and advisory fees for each EQAT Portfolio cannot be increased without a vote of that Portfolio's shareholders. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses; however, EQ Financial Consultants, Inc. ("EQ Financial"), EQAT's manager, has entered into an expense limitation agreement with respect to each Portfolio ("Expense Limitation Agreement"), pursuant to which EQ Financial has agreed to waive or limit its fees and assume other expenses. Under the Expense Limitation Agreement, total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses and 12b-1 fees) are limited for the respective average daily net assets of each Portfolio as follows: 0.60% for Merrill Lynch Basic Value Equity, MFS Research, MFS Emerging Growth Companies, EQ/Putnam Growth & Income Value and
    T. Rowe Price Equity Income; 0.65% for EQ/Putnam Balanced; 0.75% for Warburg Pincus Small Company Value; 0.95% for Merrill Lynch World Strategy and T. Rowe Price International Stock; and 1.50% for Morgan Stanley Emerging Markets Equity.

    Absent the expense limitation, "Other Expenses" for 1997 on an annualized basis for each of the Portfolios would have been as follows: 0.80% for Warburg Pincus Small Company Value; 0.94% for T. Rowe Price Equity Income; 0.95% for EQ/Putnam Growth & Income Value; 0.98% for MFS Research; 1.02% for MFS Emerging Growth Companies; 1.09% for Merrill Lynch Basic Value Equity; 1.21% for Morgan Stanley Emerging Markets Equity; 1.56% for T. Rowe Price International Stock; 1.75% for EQ/Putnam Balanced; and 2.10% for Merrill Lynch World Strategy.

    Each Portfolio may at a later date make a reimbursement to EQ Financial for any of the management fees waived or limited and other expenses assumed and paid by EQ Financial pursuant to the Expense Limitation Agreement provided, that among other things, such Portfolio has reached sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the EQAT prospectus for more information.

EXAMPLES: EQUI-VEST SERIES 600

The examples which follow show the expenses that a hypothetical Contract Owner of a Series 600 TSA Advantage Contract would pay in the surrender and nonsurrender situations noted below, assuming a single contribution of $1,000 on the Contract Date invested in one of the Investment Funds listed and a 5% annual return on assets and no waiver of the contingent withdrawal charge. For purposes of these examples, the annual administrative charge is computed by reference to the actual aggregate annual administrative charges as a percentage of the total assets held under all EQUI-VEST Contracts.

These examples should not be considered a representation of past or future expenses for each Investment Fund or Portfolio. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH PERIOD SHOWN, THE EXPENSE WOULD BE:
--------------------------------------------------------------------------------

                       INVESTMENT FUND                             1 YEAR         3 YEARS
                       ---------------
                                                              ---------------------------------
Alliance Money Market                                              $75.63          $120.87
Alliance Intermediate Government Securities                         77.32           125.96
Alliance Quality Bond                                               77.52           125.55
Alliance High Yield                                                 78.12           128.34
Alliance Growth & Income                                            77.62           126.85
Alliance Equity Index                                               75.34           119.97
Alliance Common Stock                                               75.73           121.17
Alliance Global                                                     79.01           131.03
Alliance International                                              82.48           141.41
Alliance Aggressive Stock                                           77.42           126.25
Alliance Small Cap Growth                                           81.19           137.56
Alliance Conservative Investors                                     77.22           125.66
Alliance Balanced                                                   78.43           123.26
Alliance Growth Investors                                           77.42           126.25
T. Rowe Price International Stock Portfolio                         81.19           137.56
T. Rowe Price Equity Income Portfolio                               77.72           127.15
EQ/Putnam Growth & Income Value Portfolio                           77.72           127.15
EQ/Putnam Balanced Portfolio                                        78.21           128.64
MFS Research Portfolio                                              77.72           127.15
MFS Emerging Growth Companies Portfolio                             77.72           127.15
Morgan Stanley Emerging Markets Equity Portfolio                    86.65           153.76
Warburg Pincus Small Company Value Portfolio                        79.21           131.62
Merrill Lynch World Strategy Portfolio                              81.19           137.56
Merrill Lynch Basic Value Equity Portfolio                          77.72           127.15
-----------------------------------------------------------------------------------------------


IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END OF EACH PERIOD SHOWN, THE EXPENSE WOULD BE:
--------------------------------------------------------------------------------

                       INVESTMENT FUND                             1 YEAR         3 YEARS
                                                              ---------------------------------
Alliance Money Market                                              $20.01          $61.86
Alliance Intermediate Government Securities                         21.80           67.26
Alliance Quality Bond                                               22.01           67.89
Alliance High Yield                                                 22.64           69.79
Alliance Growth & Income                                            22.11           58.21
Alliance Equity Index                                               19.70           60.91
Alliance Common Stock                                               20.12           62.18
Alliance Global                                                     23.68           72.63
Alliance International                                              27.25           83.64
Alliance Aggressive Stock                                           21.90           67.57
Alliance Small Cap Growth                                           25.89           79.58
Alliance Conservative Investors                                     21.69           66.94
Alliance Balanced                                                   20.85           64.40
Alliance Growth Investors                                           21.90           67.57
T. Rowe Price International Stock Portfolio                         25.89           79.56
T. Rowe Price Equity Income Portfolio                               22.22           68.52
EQ/Putnam Growth & Income Value Portfolio                           22.22           68.52
EQ/Putnam Balanced Portfolio                                        22.74           70.11
MFS Research Portfolio                                              22.22           68.52
MFS Emerging Growth Companies Portfolio                             22.22           68.52
Morgan Stanley Emerging Markets Equity Portfolio                    31.66           96.74
Warburg Pincus Small Company Value Portfolio                        23.79           73.26
Merrill Lynch World Strategy Portfolio                              25.89           79.56
Merrill Lynch Basic Value Equity Portfolio                          22.22           68.52


-------------------

The amount accumulated could not be paid in the form of an annuity at the end of any of the periods shown in the examples. If the amount applied to purchase an annuity is less than $2,000, or the initial annuity payment is less than $20, we may pay the amount to the payee in a single sum instead of as payments under an annuity form. See "Distribution Options" in Part 6. In some cases, charges for state premium or other taxes will be deducted from the amount applied, if applicable.


Accumulation Unit Values

No Accumulation Unit Values for any of the Investment Funds offered under the Series 600 TSA Advantage Contract are included as the Contracts were not offered prior to the date of this Prospectus.

THE FOLLOWING INVESTMENT FUND PERFORMANCE INFORMATION RELATES TO THE TSA ADVANTAGE AND IS SEPARATE FROM THE INVESTMENT FUND PERFORMANCE DATA SHOWN UNDER "PART 3. INVESTMENT PERFORMANCE" BEGINNING ON PAGE 30 OF THE PROSPECTUS.

INVESTMENT FUND PERFORMANCE - TSA ADVANTAGE

In order to help show how the performance of Investment Funds affects Annuity Account Values, the following tables provide a historical view of investment performance for each of the Funds included. The performance shown has been calculated under two methods, as explained under "How Performance Data Are Presented" below. The information presented includes performance results along with data representing unmanaged market indices and similarly managed funds.

Except as noted below, performance data for the Investment Funds reflect (i) the actual historical investment results of the corresponding Portfolios of HRT or EQAT from the date of inception of those Portfolios or certain predecessor Portfolios or accounts, and (ii) the actual investment advisory fee, Rule 12b-1 fee and direct operating expenses of the relevant Portfolios. Investment results for periods prior to October 1996, when HRT Class IB shares were not available, have been adjusted to reflect 12b-1 fees. In addition, for all periods, the performance data reflects the Separate Account asset charges assessed under the TSA Advantage Contract, as if it had been available in the periods shown.

Performance for the Alliance Money Market, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds for the period before those Funds were operated as a unit investment trust has been adjusted to reflect the investment advisory fee and expense structure that became applicable to the unit investment trust. See "The Reorganization" in the SAI for additional information.

Because amounts allocated to the Investment Funds are invested in a mutual fund, investment return and principal will fluctuate and Accumulation Units may be worth more or less than the original cost when redeemed. The results shown are not an estimate or guarantee of future investment performance.

HOW PERFORMANCE DATA ARE PRESENTED

Tables 1 and 2 compare annualized and cumulative rates of return for each Investment Fund along with appropriate benchmarks. Table 3 shows the year-by-year rates of return for each Investment Fund. These performance results are based on the change in the Accumulation Unit value for each Investment Fund for the periods shown.

Investment results in Tables 1, 2, and 3 are net of all charges and expenses assessed against the Investment Funds (including fees and expenses of the Trusts) but exclude the annual administrative charge and any withdrawal charges which would also reduce the actual return. Tables 4 and 5 show performance results after giving effect to all charges and expenses including the annual administrative charge and the contingent withdrawal charge. Since charges under the Contracts may vary, we have assumed, for each charge, the highest that might apply.

Certain of the Investment Funds began operations on a date after the inception date of the corresponding Portfolio. When we advertise the performance of an Investment Fund we will separately set forth the performance of that Fund since its inception date, to the extent required by regulatory authorities.

BENCHMARKS

Market indices are not subject to any charges for investment advisory fees typically associated with a managed portfolio. Comparisons with these benchmarks, therefore, are of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each Portfolio manager is likely to make selections.

INCEPTION DATES AND COMPARATIVE BENCHMARKS

ALLIANCE MONEY MARKET: May 11, 1982; Salomon Brothers Three-Month T-Bill Index (3-Month T-Bill).

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES: April 1, 1991; Lehman Intermediate Government Bond Index (Lehman Intermediate Government).

ALLIANCE QUALITY BOND: October 1, 1993; Lehman Aggregate Bond Index (Lehman Aggregate).

ALLIANCE HIGH YIELD: January 2, 1987; Merrill Lynch High Yield Master Index (Master High Yield).

ALLIANCE GROWTH & INCOME:  October 1, 1993; 75% Standard & Poor's 500 Index (S&P
500) and 25% Value Line Convertibles Index (75% S&P 500/25% Value Line Conv.).

ALLIANCE EQUITY INDEX: March 1, 1994; Standard & Poor's 500 Index (S&P 500).

ALLIANCE COMMON STOCK: August 1, 1968; Standard & Poor's 500 Index (S&P 500).

ALLIANCE GLOBAL: August 27, 1987; Morgan Stanley Capital International World Index (MSCI World).

ALLIANCE INTERNATIONAL: April 3, 1995; Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI EAFE).

ALLIANCE AGGRESSIVE STOCK: May 1, 1984; 50% Russell 2000 Small Stock Index and 50% S&P MidCap Total Return (50% Russell 2000/50% S&P MidCap).

ALLIANCE SMALL CAP GROWTH:  May 1, 1997; Russell 2000 Growth Index (Russell 2000
Gr).

ALLIANCE CONSERVATIVE INVESTORS: October 2, 1989; 70% Lehman Treasury Bond Composite Index and 30% S&P 500 Index (70% Lehman Treas./30% S&P 500).

ALLIANCE BALANCED: May 1, 1984; 50% S&P 500 and 50% Lehman Government/Corporate Bond Index (50% S&P 500/50% Lehman Corp.).

ALLIANCE GROWTH INVESTORS: October 2, 1989; 30% Lehman Government/Corporate Bond Index and 70% S&P 500 Index (30% Lehman Treas./70% S&P 500).

T. ROWE PRICE INTERNATIONAL STOCK: May 1, 1997; Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI EAFE).

T. ROWE PRICE EQUITY INCOME: May 1, 1997; Standard & Poor's 500 Index (S&P 500).

EQ/PUTNAM GROWTH & INCOME VALUE:  May 1, 1997;  Standard & Poor's 500 Index (S&P
500).

EQ/PUTNAM BALANCED: May 1, 1997; 60% Standard & Poor's 500 Index and 40% Lehman Government/Corporate Bond Index (60% S&P500/40% Lehman Corp.)

MFS RESEARCH: May 1, 1997; Standard & Poor's 500 Index (S&P 500).

MFS EMERGING GROWTH COMPANIES: May 1, 1997; Russell 2000 Index (Russell 2000).

MORGAN STANLEY EMERGING MARKETS EQUITY: August 20, 1997; Morgan Stanley Capital International Emerging Markets Free Price Return Index (MSCI Emerging Markets).

WARBURG  PINCUS SMALL COMPANY  VALUE:  May 1, 1997;  Russell 2000 Index (Russell
2000).

MERRILL LYNCH WORLD STRATEGY: May 1, 1997; 36% S&P 500/24% MSCI EAFE/21% Salomon Brothers US Treasury Bond 1 Year+/14% Salomon Brothers World Government Bond Ex US/5% 3-Month U.S. T-bill-(Market Composite).

MERRILL LYNCH BASIC VALUE EQUITY: May 1, 1997;  Standard & Poor's 500 Index (S&P
500).

The Lipper Variable Insurance Products Performance Analysis Survey (Lipper) records the performance of a large group of variable annuity and variable life products, including managed separate accounts of insurance companies. According to Lipper Analytical Services, Inc., the data are presented net of investment management fees, direct operating and asset-based charges applicable under variable insurance policies or variable annuity contracts. Lipper data provide a more accurate picture than market indices of EQUI-VEST performance relative to other annuity products.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends. Cumulative rates of return reflect performance over a stated period of time. Annualized rates of return represent the annual rate of growth that would have produced the same cumulative return, if performance had been constant over the entire period.

                                    TABLE 1:
         ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1997:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   PORTFOLIO
                                                                                                          SINCE    INCEPTION
                                               1 YEAR     3 YEARS     5 YEARS    10 YEARS    20 YEARS   INCEPTION     DATE
                                            -----------------------------------------------------------------------------------
FIXED-INCOME SERIES:
Domestic Fixed Income
ALLIANCE MONEY MARKET                                                                                               5/11/82
   Lipper Money Market
   3-Month T-Bill
ALLIANCE INTERMEDIATE
GOVERNMENT SECURITIES                                                                                                4/1/91
   Lipper U.S. Government
   Lehman Intermediate Government
ALLIANCE QUALITY BOND                                                                                               10/1/93
   Lipper Corporate Bond A-Rated
   Lehman Aggregate
Aggressive Fixed Income
ALLIANCE HIGH YIELD                                                                                                  1/2/87
   Lipper High Yield
   Master High Yield

EQUITY SERIES:
Domestic Equity
T. ROWE PRICE EQUITY INCOME                                                                                          5/1/97
   Lipper Equity Income
   S&P 500
EQ/PUTNAM
GROWTH & INCOME VALUE                                                                                                5/1/97
   Lipper Growth & Income
   S&P 500
ALLIANCE GROWTH & INCOME                                                                                            10/1/93
   Lipper Growth
   25% Value Line Conv./75% S&P 500
ALLIANCE EQUITY INDEX                                                                                                3/1/94
   Lipper S&P 500 Index Funds
   S&P 500
MERRILL LYNCH
BASIC VALUE EQUITY                                                                                                   5/1/97
   Lipper Growth & Income
   S&P 500
ALLIANCE COMMON STOCK                                                                                                8/1/68
   Lipper Growth
   S&P 500
MFS RESEARCH                                                                                                         5/1/97
   Lipper Growth
   S&P 500
International Equity
ALLIANCE GLOBAL                                                                                                     8/27/87
   Lipper  Global
   MSCI World
ALLIANCE INTERNATIONAL                                                                                               4/3/95
   Lipper International
   MSCI EAFE
T. ROWE PRICE
INTERNATIONAL STOCK                                                                                                  5/1/97
   Lipper International
   MSCI EAFE
MORGAN STANLEY EMERGING
MARKETS EQUITY                                                                                                      8/20/97
   Lipper Emerging Markets
   MSCI Emerging Markets
-------------------------------------------------------------------------------------------------------------------------------

                                               This table continues on next page
+ Return for this Fund is unannualized and represents 8 months of performance.
* Return for this Fund is unannualized and represents 5 months of performance.

                                    TABLE 1:
                     ANNUALIZED RATES OF RETURN (CONTINUED):

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   PORTFOLIO
                                                                                                          SINCE    INCEPTION
                                               1 YEAR     3 YEARS     5 YEARS    10 YEARS    20 YEARS   INCEPTION     DATE
                                            -----------------------------------------------------------------------------------
EQUITY SERIES (CONTINUED):
Aggressive Equity
ALLIANCE AGGRESSIVE STOCK                                                                                            5/1/84
   Lipper Mid-Cap Growth
   50% Russell 2000/50% S&P Mid-Cap
WARBURG PINCUS
SMALL COMPANY VALUE                                                                                                  5/1/97
   Lipper Small-Cap
   Russell 2000 Growth
ALLIANCE SMALL CAP GROWTH                                                                                            5/1/97
   Lipper Small-Cap
   Russell 2000 Growth
MFS EMERGING GROWTH                                                                                                  5/1/97
COMPANIES
   Lipper Mid-Cap
   Russell 2000

ASSET ALLOCATION SERIES:
ALLIANCE CONSERVATIVE INVESTORS                                                                                     10/2/89
   Lipper Income
   70% Lehman Treas./30% S&P 500
EQ/PUTNAM BALANCED                                                                                                   5/1/97
   Lipper Balanced
   40% Lehman Gov't./Corp./60% S&P 500
ALLIANCE BALANCED                                                                                                    5/1/84
   Lipper Flexible Portfolio
   50% Lehman Gov't./Corp./70% S&P 500
ALLIANCE GROWTH INVESTORS                                                                                           10/2/89
   Lipper Flexible Portfolio
   30% Lehman Gov't./Corp./70% S&P 500
MERRILL LYNCH WORLD STRATEGY                                                                                         5/1/97
   Lipper Global Flexible Portfolio
   Market Composite

--------------------------------------------------------------------------------
+ Return for this Fund is unannualized and represents 8 months of performance.
* Return for this Fund is unannualized and represents 5 months of performance.

                                    TABLE 2:
         CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1997:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   PORTFOLIO
                                                                                                          SINCE    INCEPTION
                                               1 YEAR     3 YEARS     5 YEARS    10 YEARS    20 YEARS   INCEPTION     DATE
                                            -----------------------------------------------------------------------------------
FIXED-INCOME SERIES:
Domestic Fixed Income
ALLIANCE MONEY MARKET                                                                                               5/11/82
   Lipper Money Market
   3-Month T-Bill
ALLIANCE INTERMEDIATE
GOVERNMENT SECURITIES                                                                                                4/1/91
   Lipper U.S. Government
   Lehman Intermediate Government
ALLIANCE QUALITY BOND                                                                                               10/1/93
   Lipper Corporate Bond A-Rated
   Lehman Aggregate
Aggressive Fixed Income
ALLIANCE HIGH YIELD                                                                                                  1/2/87
   Lipper High Yield
   Master High Yield

EQUITY SERIES:
Domestic Equity
T. ROWE PRICE EQUITY INCOME                                                                                          5/1/97
   Lipper Equity Income
   S&P 500
EQ/PUTNAM
GROWTH & INCOME VALUE                                                                                                5/1/97
   Lipper Growth & Income
   S&P 500
ALLIANCE GROWTH & INCOME                                                                                            10/1/93
   Lipper Growth & Income
   25% Value Line Conv./75% S&P 500
ALLIANCE EQUITY INDEX                                                                                                3/1/94
   Lipper S&P 500 Index Funds
   S&P 500
MERRILL LYNCH BASIC VALUE EQUITY                                                                                     5/1/97
   Lipper Growth & Income
   S&P 500
ALLIANCE COMMON STOCK                                                                                                8/1/68
   Lipper Growth
   S&P 500
MFS RESEARCH                                                                                                         5/1/97
   Lipper Growth
   S&P 500
International Equity
ALLIANCE GLOBAL                                                                                                     8/27/87
   Lipper  Global
   MSCI World
ALLIANCE INTERNATIONAL                                                                                               4/3/95
   Lipper International
   MSCI EAFE
T. ROWE PRICE
INTERNATIONAL STOCK                                                                                                  5/1/97
   Lipper International
   MSCI EAFE
MORGAN STANLEY EMERGING
MARKETS EQUITY                                                                                                      8/20/97
   Lipper Emerging Markets
   MSCI Emerging Market
-------------------------------------------------------------------------------------------------------------------------------

                                               This table continues on next page

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   PORTFOLIO
                                                                                                          SINCE    INCEPTION
                                               1 YEAR     3 YEARS     5 YEARS    10 YEARS    20 YEARS   INCEPTION     DATE
                                            -----------------------------------------------------------------------------------
EQUITY SERIES (CONTINUED):
Aggressive Equity
ALLIANCE AGGRESSIVE STOCK                                                                                            5/1/84
   Lipper Mid-Cap Growth
   50% Russell 2000/50% S&P Mid-Cap
WARBURG PINCUS
SMALL COMPANY VALUE                                                                                                  5/1/97
   Lipper Small-Cap
   Russell 2000
ALLIANCE SMALL CAP GROWTH                                                                                            5/1/97
   Lipper Small-Cap
   Russell 2000 Growth
MFS EMERGING GROWTH COMPANIES                                                                                        5/1/97
   Lipper Mid-Cap
   Russell 2000

ASSET ALLOCATION SERIES:
ALLIANCE CONSERVATIVE INVESTORS                                                                                     10/2/89
   Lipper Income
   70% Lehman Treas./30% S&P 500
EQ/PUTNAM BALANCED                                                                                                   5/1/97
   Lipper Balanced
   40% Lehman Gov't./Corp./60% S&P 500
ALLIANCE BALANCED                                                                                                    5/1/84
   Lipper Flexible Portfolio
   50% Lehman Gov't./Corp./70% S&P 500
ALLIANCE GROWTH INVESTORS                                                                                           10/2/89
   Lipper Flexible Portfolio
   30% Lehman Gov't./Corp./70% S&P 500
MERRILL LYNCH WORLD STRATEGY                                                                                         5/1/97
   Lipper Global Flexible Portfolio
   Market Composite
-------------------------------------------------------------------------------------------------------------------------------

                                    TABLE 3:
                          YEAR-BY-YEAR RATES OF RETURN

--------------------------------------------------------------------------------------------------------------------------------
                                      1988     1989     1990     1991     1992     1993     1994     1995     1996      1997
                                    --------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET
ALLIANCE INTERMEDIATE GOVERNMENT
   SECURITIES
ALLIANCE QUALITY BOND
ALLIANCE HIGH YIELD
ALLIANCE GROWTH & INCOME
ALLIANCE EQUITY INDEX
ALLIANCE COMMON STOCK
ALLIANCE GLOBAL
ALLIANCE INTERNATIONAL
ALLIANCE AGGRESSIVE STOCK
ALLIANCE SMALL CAP GROWTH
ALLIANCE CONSERVATIVE INVESTORS
ALLIANCE BALANCED
ALLIANCE GROWTH INVESTORS
T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO
T. ROWE PRICE EQUITY INCOME
   PORTFOLIO
EQ/PUTNAM GROWTH & INCOME VALUE
   PORTFOLIO
EQ/PUTNAM BALANCED PORTFOLIO
MFS RESEARCH PORTFOLIO
MFS EMERGING GROWTH COMPANIES
   PORTFOLIO
MORGAN STANLEY EMERGING MARKETS
   EQUITY PORTFOLIO
WARBURG PINCUS SMALL COMPANY VALUE
   PORTFOLIO
MERRILL LYNCH WORLD STRATEGY
   PORTFOLIO
MERRILL LYNCH BASIC VALUE EQUITY
   PORTFOLIO


-------------------
* Unannualized
--------------------------------------------------------------------------------

The performance data in Tables 4 and 5, illustrate the growth of an investment, and the average annual total return of the Investment Funds, respectively, over the periods shown assuming a single initial contribution of $1,000 and termination of the TSA Advantage Contract at the end of each period on December 31, 1997, under circumstances in which the contingent withdrawal charge applies. The values shown are also net of all other charges and expenses assessed against the Investment Funds. An Investment Fund's average annual total return is the annual rate of growth of the Investment Fund that would be necessary to achieve the ending value of a contribution kept in the Investment Fund for the period specified.

Each calculation further assumes that the $1,000 contribution was allocated to only one Investment Fund, no transfers or additional contributions were made, no loans, and no amounts were allocated to any other Investment Fund under the Contract.

In order to calculate the performance information, we divide the termination value (defined below) of a Contract which is terminated on December 31, 1997 by the $1,000 investment made at the beginning of each period illustrated. The result of that calculation is the total growth rate for the period. Then we annualize that growth rate to obtain the average annual percentage increase (decrease) during the period shown. When we "annualize," we assume that a single rate of return applied each year during the period will produce the ending value, taking into account the effect of compounding. "Termination value" means the Annuity Account Value less the contingent withdrawal charge, the annual administrative charge and all other charges and expenses which are applied against an Investment Fund. See "Part 7: Deductions and Charges" in the Prospectus.

                                    TABLE 4:
         GROWTH OF $1,000 FOR CONTRACTS TERMINATED ON DECEMBER 31, 1997:

-------------------------------------------------------------------------------------------------------------------------------
                                                                      LENGTH OF INVESTMENT PERIOD
                                         --------------------------------------------------------------------------------------
INVESTMENT                                      ONE             THREE            FIVE              TEN        SINCE PORTFOLIO
FUND                                           YEAR             YEARS            YEARS            YEARS         INCEPTION*
-------------------------------------------------------------------------------------------------------------------------------
Alliance Money Market
Alliance Intermediate Government
   Securities
Alliance Quality Bond
Alliance High Yield
Alliance Growth & Income
Alliance Equity Index
Alliance Common Stock
Alliance Global
Alliance International
Alliance Aggressive Stock
Alliance Small Cap Growth
Alliance Conservative Investors
Alliance Balanced
Alliance Growth Investors
T. Rowe Price International Stock
   Portfolio
T. Rowe Price Equity Income Portfolio
E/Q Putnam Growth &
   Income Value Portfolio
E/Q Putnam Balanced Portfolio
MFS Research Portfolio
MFS Emerging Growth Companies Portfolio
Morgan Stanley Emerging Markets Equity
   Portfolio
Warburg Pincus Small Company Value
   Portfolio
Merrill Lynch World Strategy Portfolio
Merrill Lynch Basic Value Equity
   Portfolio
-------------------------------------------------------------------------------------------------------------------------------

* Portfolio inception dates are shown in Tables 1 and 2.

                                    TABLE 5:
  AVERAGE ANNUAL TOTAL RETURN UNDER CONTRACTS TERMINATED ON DECEMBER 31, 1997:

-------------------------------------------------------------------------------------------------------------------------------
                                                                      LENGTH OF INVESTMENT PERIOD
                                         --------------------------------------------------------------------------------------
INVESTMENT                                                                                                         SINCE
FUND                                           ONE          THREE          FIVE          TEN        SINCE FUND    PORTFOLIO
                                              YEAR          YEARS         YEARS         YEARS       INCEPTION*   INCEPTION**
-------------------------------------------------------------------------------------------------------------------------------
Alliance Money Market
Alliance Intermediate Government
   Securities
Alliance Quality Bond
Alliance High Yield
Alliance Growth & Income
Alliance Equity Index
Alliance Common Stock
Alliance Global
Alliance International
Alliance Aggressive Stock
Alliance Small Cap Growth
Alliance Conservative Investors
Alliance Balanced
Alliance Growth Investors
T. Rowe Price International Stock
   Portfolio
T. Rowe Price Equity Income Portfolio
E/Q Putnam Growth &
   Income Value Portfolio
E/Q Putnam Balanced Portfolio
MFS Research Portfolio
MFS Emerging Growth Companies Portfolio
Morgan Stanley Emerging Markets Equity
   Portfolio
Warburg Pincus Small Company Value
   Portfolio
Merrill Lynch World Strategy Portfolio
Merrill Lynch Basic Value Equity
   Portfolio

-------------------
 * Fund inception dates are: Alliance Money Market (5/11/82), Alliance Intermediate Government Securities (6/1/94), Alliance Quality Bond (1/4/94), Alliance High Yield (1/4/94), Alliance Growth & Income (1/4/94), Alliance Equity Index (6/1/94), Alliance Common Stock (8/27/81), Alliance Global (1/4/94), Alliance International (9/1/95), Alliance Growth Investors (1/4/94), Alliance Aggressive Stock (5/1/84), Alliance Small Cap Growth (6/2/97), Alliance Conservative Investors (1/4/94), Alliance Balanced (5/1/84), T. Rowe Price International Stock (6/2/97), T. Rowe Price Equity Income (6/2/97), EQ/Putnam Growth & Income Value (6/2/97), EQ/Putnam Balanced (6/2/97), MFS Research (6/2/97), MFS Emerging Growth Companies (6/2/97), Morgan Stanley Emerging Markets Equity (8/20/97), Warburg Pincus Small Company Value (6/2/97), Merrill Lynch World Strategy (6/2/97), Merrill Lynch Basic Value Equity (6/2/97).

** Portfolio inception dates are shown in Tables 1 and 2.
--------------------------------------------------------------------------------

COMMUNICATING PERFORMANCE DATA

In reports or other communications or in advertising material, we may describe general economic and market conditions affecting the Separate Account and HRT or EQAT and may present the performance of the Investment Funds or compare it with
(1) that of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar Inc., VARDS or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) other appropriate indices of investment securities and averages for peer universes of funds which are described elsewhere in this prospectus, or (3) data developed by us derived from such indices or averages. The Morningstar Variable Annuity/Life Report consists of over 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account charges. VARDS is a monthly reporting service that monitors over 2,500 variable life and variable annuity funds on performance and account information. Advertisements or other communications furnished to present or prospective Contract Owners may also include evaluations of an Investment Fund or Portfolio by financial publications that are nationally recognized such as Barron's, Morningstar's Variable Annuity Sourcebook, Business Week, Chicago Tribune, Forbes, Fortune, Institutional Investor, Investment Adviser, Investment Dealer's Digest, Investment Management Weekly, Los Angeles Times, Money, Money Management Letter, Kiplinger's Personal Finance, Financial Planning, National Underwriter, Pension & Investments, USA Today, Investor's Daily, The New York Times and The Wall Street Journal.


THE FOLLOWING SENTENCE IS ADDED TO THE END OF THE THIRD PARAGRAPH UNDER "PART 4:
THE GUARANTEED INTEREST ACCOUNT" ON PAGE 41 OF THE PROSPECTUS:

         Equitable reserves the right to declare yearly guaranteed interest rates and current interest rates with respect to the TSA Advantage Contracts that are different than such rates as declared and applicable to the other EQUI-VEST Contracts.



THE FOLLOWING PARAGRAPH REPLACES THE FOURTH PARAGRAPH UNDER "CHARGES TO PORTFOLIOS" ON PAGE 55 OF THE PROSPECTUS:

         The Rule 12b-1 Plan provides that EQAT and HRT, on behalf of each of their Portfolios, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. This fee will not be increased for the life of the Contract. Fees and expenses are described more fully in the EQAT and HRT prospectuses.


THE FOLLOWING IS ADDED TO THE END OF "PART 7 : CHARGES AND DEDUCTIONS" ON PAGE 62 OF THE PROSPECTUS:



--------------------------------------------------------------------------------
               EQUI-VEST TSA ADVANTAGE CONTRACTS (SERIES 600 ONLY)
--------------------------------------------------------------------------------

CHARGES TO INVESTMENT FUNDS

We make a daily charge at the effective annual rate of 1.20% against the assets held in each of the Investment Funds. This charge is reflected in the Accumulation Unit Values for the particular Investment Fund and covers mortality and expense risk and death benefit charges of .95% and expenses of 0.25%.

The mortality and expense risk and death benefit charge is comprised of 0.50% for mortality risk, including guaranteed death benefits, and 0.45% for expense risk, although the allocation of these charges may vary. We assume a mortality risk by (a) our obligation to pay a death benefit that will not be less than the total value of all contributions made (less any applicable taxes) adjusted for total withdrawals, (b) our obligation to make annuity payments for the life of the Annuitant under guaranteed fixed annuity options, regardless of the Annuitant's longevity, (c) our guarantees relating to annuity purchase rates, the actuarial basis for which can be changed only for new contributions and only on the fifth anniversary of the Contract Date and every five years thereafter, and (d) our obligation to waive the contingent withdrawal charge upon the payment of a death benefit.

The expense risk we assume is the risk that, over time, our actual expense of administering the Contracts, including financial accounting, may exceed the amounts realized from the expense charge and the annual administrative expense charge. Part of the mortality and expense risk charge may be considered to be an indirect reimbursement for certain sales and promotional expenses relating to the Contracts to the extent that the charge is not needed to meet the actual expenses incurred.

The charge for expenses, together with the annual administrative charge described below, is designed to reimburse us for our costs in providing administrative services in connection with the Contracts.

Maximum Total Separate Account Charges

We may change the annual rate of the daily asset charge imposed on the amounts held in the Investment Funds comprising the Separate Account. We may increase or decrease the 1.20% total Separate Account charge currently applicable, but may not increase the total charge above a maximum annual rate of 2.00%. Any increase would only be made upon advance notice to you and would apply only to contributions made after the date of the change. Changes, if any, would reflect differences in costs and anticipated mortality and expense experience, and would not be unfairly discriminatory.

CONTINGENT WITHDRAWAL CHARGE

No sales charges are deducted from contributions. However, to assist us in defraying the various sales and promotional expenses incurred in connection with selling the Contracts, we assess a charge on amounts withdrawn when you make a partial withdrawal, default on a loan or terminate your Contract if the amount withdrawn, or the defaulted loan amount, as the case may be, is in excess of the free corridor amount (defined in this section) or if no exception applies. The amount of the withdrawal and the applicable contingent withdrawal charge are deducted pro rata from the Investment Funds, and the Guaranteed Interest Account should collection from the other Investment Options be insufficient. The amount deducted to pay the contingent withdrawal charge is also subject to the withdrawal charge.

The contingent withdrawal charge is equal to 6% of the amount withdrawn or the defaulted loan amount during the first six Contract Years. In the case of a termination, we will pay the greater of (i) the Annuity Account Value after the withdrawal charge has been imposed, as described above, or (ii) the free corridor amount plus 94% of the remaining Annuity Account Value.

We reserve the right to change the amount of the contingent withdrawal charge, provided that it will not exceed 6% of the amount withdrawn or the defaulted loan amount. Applicable regulations would not permit such a change if it would be unfairly discriminatory to any person. The contingent withdrawal charge will not exceed applicable regulatory limits, if any. Also, the total of all withdrawal charges assessed will not exceed 8% of all contributions made. The tax consequences of withdrawals are discussed under "Part 9: Federal Tax and ERISA Matters."


Free Withdrawal Amount (Free Corridor)

No withdrawal charge will be applied during any Contract Year in which the amount withdrawn is less than or equal to 10% of the Annuity Account Value at the time the withdrawal is requested minus any amount previously withdrawn during that Contract Year. This 10% portion is called the FREE CORRIDOR AMOUNT. Any withdrawal requested that exceeds the free corridor amount will be subject to the contingent withdrawal charge, unless one of the following exceptions applies.


Exceptions to the Contingent Withdrawal Charge

A contingent withdrawal charge will not apply upon any of the events listed below:

  o the Annuitant retires pursuant to terms of the TSA Plan, or separates from service;

  o   the  Annuitant  reaches age 59 1/2 and  completes  at least five  Contract
      Years;

  o    the Annuitant dies and a death benefit is payable to the beneficiary;

  o we receive a properly completed election form providing for the Annuity Account Value to be used to buy a life annuity;

  o the Annuitant attains age 55 and completes at least five Contract Years and we receive a properly completed election form providing for the Annuity Account Value to be used to buy a period certain annuity which extends beyond the Annuitant's attainment of age 59 1/2 and does not permit any prepayment of the unpaid principal prior to the Annuitant's attainment of age 59 1/2;

  o the Annuitant completes at least three Contract Years and we receive a properly completed election form providing for the Annuity Account Value to be used to buy a period certain annuity of at least 10 years which does not permit any prepayment of the unpaid principal;

  o a request is made for a refund of an excess Contribution within one month of the date on which the Contribution is made;

  o the Annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration;

  o we receive proof satisfactory to us that the Annuitant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician);

  o the Annuitant has been confined to a nursing home for more than a 90 day period (or such other period, if required in your state) as verified by a licensed physician. A nursing home for this purpose means one which is
       (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

       - its main function is to provide skilled, intermediate, or custodial nursing care;

       - it provides continuous room and board to three or more persons;

       - it is supervised by a registered nurse or licensed practical nurse;

       - it keeps daily medical records of each patient;

       - it controls and records all medications dispensed; and

       - its primary service is other than to provide housing for residents.

  o the Annuitant elects a withdrawal that qualifies as a hardship withdrawal under the Code.



ANNUAL ADMINISTRATIVE CHARGE

Except as discussed below, on the last Business Day of each Contract Year we deduct from the Annuity Account Value an annual administrative charge equal to the lesser of $30 or 2% of the Annuity Account Value on such Business Day (adjusted to include any withdrawals made during the year). This charge is deducted from each Investment Option on a pro rata basis. This charge will be prorated for a fractional year if, before the end of the Contract Year, you surrender your Contract, or the Annuity Account Value is applied to provide an annuity benefit or death benefit. Accumulation Units will be redeemed in order to pay any portion of the charge deducted from an Investment Fund. We reserve the right to increase this charge in the future to a maximum of $65 if our administrative costs increase.

Any portion of the charge deducted from the Guaranteed Interest Account is withdrawn in dollars.

Exceptions to Annual Administrative Charge

For TSA Advantage Contracts, no charge will apply if the Annuity Account Value is at least $25,000 at the end of the Contract Year.

THIRD PARTY TRANSFER OR EXCHANGE FEE

There currently is no Third Party Transfer or Exchange Fee. However, we reserve the right to impose this fee in the future, but it may not exceed a maximum of $65 per occurrence, subject to applicable law.


ADDITIONAL INFORMATION

At some time in the future Equitable Life may, under certain circumstances and subject to applicable law, allow a current owner of a Series 100 or Series 200 TSA contract to exchange it for a TSA Advantage Contract. An exchange for a TSA Advantage Contract may or may not be advantageous to you, based on all the circumstances, including a comparison of contractual terms and conditions, and charges and deductions. Additional information will be available upon request from Equitable Life at such time as exchanges may be permitted.


59732v1
                                       18

                                     PART C

                                OTHER INFORMATION
                                -----------------


This Part C is amended solely for the purpose of adding Exhibits 4(k), 4(l), 4(m), 4(n), 4(o), 4(p), and 5(c) to Item 24(b), and filing such exhibits herewith. No amendment or deletion is made of any of the other information set forth under the Part C Items as provided in Post-Effective Amendment No. 60 to the Registration Statement.

Item 24.   Financial Statements and Exhibits
           ----------------------------------


           (b)   Exhibits.

           The following exhibits are filed herewith:

           4(k) Form of Data pages for TSA Advantage Certificates

           4(l) Form of Endorsement applicable to TSA Advantage Certificates, plus Table of Guaranteed Annuity Payments Rider

           4(m) Form of Data Pages for standard Roth IRA Certificates

           4(n) Form of Endorsement for standard Roth IRA Certificates

           4(o) Form of Data Pages for Roth Advantage IRA Certificates

           4(p) Form of Endorsement for Roth Advantage IRA Certificates

           5(c) Form of Application for use with TSA Advantage Certificates, standard Roth IRA Certificates, and Roth Advantage IRA Certificates

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement or amendment thereto to be signed on its behalf, in the City and State of New York, on the 9th day of June, 1998.



                                          SEPARATE ACCOUNT A OF
                                          THE EQUITABLE LIFE ASSURANCE SOCIETY
                                          OF THE UNITED STATES
                                          (Registrant)

                                          By:    The Equitable Life Assurance
                                                 Society of the United States


                                          By:  /s/ Naomi Weinstein
                                               -------------------------
                                                   Naomi Weinstein
                                                   Vice President

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor certifies that it has duly caused this Registration Statement or amendment thereto to be signed on its behalf, in the City and State of New York, on the 9th day of June, 1998.



                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                                  OF THE UNITED STATES
                                                       (Depositor)


                                           By:  /s/ Naomi Weinstein
                                                ------------------------
                                                    Naomi Weintein
                                                    Vice President



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

Michael Hegarty                            President, Chief Operating Officer
                                           and Director

Edward D. Miller                           Chairman of the Board,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

Stanley B. Tulin                           Vice Chairman of the Board,
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:


/s/ Alvin H. Fenichel                      Senior Vice President and Controller
---------------------
Alvin H. Fenichel
June 9, 1998


DIRECTORS:

Francoise Colloc'h        Donald J. Greene            G. Donald Johnston, Jr.
Henri de Castries         John T. Hartley             George T. Lowy
Joseph L. Dionne          John H.F. Haskell, Jr.      Edward D. Miller
Denis Duverne             Michael Hegarty             Didier Pineau-Valencienne
William T. Esrey          Mary R. (Nina) Henderson    George J. Sella, Jr.
Jean-Rene Fourtou         W. Edwin Jarmain            Stanley B. Tulin
Norman C. Francis                                     Dave H. Williams





By: /s/ Naomi Weinstein
    -------------------------
        Naomi Weinstein
        Attorney-in-Fact
        June 9, 1998

                                  EXHIBIT INDEX
                                  --------------


EXHIBIT NO.                                                                            TAG VALUE
-----------                                                                            --------

4(k)     Form of Data Pages for TSA Advantage Certificates                             EX-99.4k DATA

4(l)     Form of Endorsement applicable to TSA Advantage Certificates,
         plus Table of Guaranteed Annuity Payments Rider                               EX-99.4l ENDORSE

4(m)     Form of Data Pages for standard Roth IRA Certificates                         EX-99.4m DATA

4(n)     Form of Endorsement for standard Roth IRA Certificates                        EX-99.4n ENDORSE

4(o)     Form of Data Pages for Roth Advantage Certificates                            EX-99.4o DATA

4(p)     Form of Endorsement for Roth Advantage Certificates                           EX-99.4p ENDORSE

5(c)     Form of Application for use with TSA Advantage Certificates,
         standard Roth IRA Certificates, and Roth Advantage IRA Certificates           EX-99.5c APPLICATION






4268